Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2045 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2045 Fund
Bar Chart Table:
Annual Return 2019	26.44%
Annual Return 2020	17.72%
Annual Return 2021	16.20%
Annual Return 2022	(19.04%)
Annual Return 2023	20.50%